Joint Venture (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 13, 2016
Common stock warrants	1,250,000
Strike price	$ 0.05
Capital contribution	$ 25,000
Capital description

ATS will contribute (i) technical, labor, manufacturing information and know-how required to produce the initial product, an extended duration topical pain relief patch; (ii) $5,000 worth of primary ingredients; and (iii) $5,000 worth of other materials to produce the initial prototype pain relief patches.

Equity in losses of investment in joint venture	$ (6,232)
Premier [Member]
Percentage of ownership in PBPMS			50.00%
Percentage of profit allocated from PBPMS			89.00%
ATS [Member]
Percentage of ownership in PBPMS			50.00%
Percentage of profit allocated from PBPMS			11.00%